Segments and Disaggregated Revenue (Details) - Schedule of Segment Reporting - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Construction [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue	$ 12,752,219	$ 6,793,690
Operating income (loss)	(472,039)	(7,041,313)
Other income (expense)	373,300	5,163
Income (loss) before income taxes	(98,739)	(7,036,150)
Less: Net income (loss) attributable to non-controlling interest
Net income (loss) attributable to common stockholders of Safe & Green Holdings Corp.	(98,739)	(7,036,150)
Total assets	11,287,672	12,274,536
Depreciation and amortization	574,961	351,795
Capital expenditures	1,858,054	886,504
Medical [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue	11,641,727	31,548,012
Operating income (loss)	2,588,830	8,405,332
Other income (expense)		(9,878)
Income (loss) before income taxes	2,588,830	8,395,454
Less: Net income (loss) attributable to non-controlling interest	1,229,806	4,924,303
Net income (loss) attributable to common stockholders of Safe & Green Holdings Corp.	1,359,024	3,471,151
Total assets	291,542	5,884,098
Depreciation and amortization	40,230	240,266
Capital expenditures		362,122
Development [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue
Operating income (loss)	(2,137,866)	(203,078)
Other income (expense)	(306,393)	(55)
Income (loss) before income taxes	(2,444,259)	(203,133)
Less: Net income (loss) attributable to non-controlling interest
Net income (loss) attributable to common stockholders of Safe & Green Holdings Corp.	(2,444,259)	(203,133)
Total assets	9,268,918	8,053,885
Depreciation and amortization
Capital expenditures	893,785	3,576,130
Corporate and Other [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue
Operating income (loss)	(7,208,895)	(7,143,792)
Other income (expense)	73,821	79,248
Income (loss) before income taxes	(7,135,074)	(7,064,544)
Less: Net income (loss) attributable to non-controlling interest
Net income (loss) attributable to common stockholders of Safe & Green Holdings Corp.	(7,135,074)	(7,064,544)
Total assets	5,707,548	8,711,499
Depreciation and amortization		13,345
Capital expenditures	8,193
Conslidated [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue	24,393,946	38,341,702
Operating income (loss)	(7,229,970)	(5,982,851)
Other income (expense)	140,728	74,478
Income (loss) before income taxes	(7,089,242)	(5,908,373)
Less: Net income (loss) attributable to non-controlling interest	1,229,806	4,924,303
Net income (loss) attributable to common stockholders of Safe & Green Holdings Corp.	(8,319,048)	(10,832,676)
Total assets	26,555,680	34,924,018
Depreciation and amortization	615,191	605,406
Capital expenditures	$ 2,760,032	$ 4,824,756